FLJH P1 06/19

SUPPLEMENT DATED june 11, 2019

TO THE CURRENTLY EFFECTIVE PROSPECTUS OF

Franklin FTSE Japan Hedged ETF

(a series of Franklin Templeton ETF Trust)

The Prospectus is amended as follows:

Effective June 7, 2019, the number of shares per creation unit for the Franklin FTSE Japan Hedged ETF (the “Fund”) will change from 600,000 shares to 200,000 shares.

Therefore, effective June 7, 2019, all references in the Prospectus to the size of the Fund’s creation units are hereby changed as indicated above.

Please keep this supplement with your Prospectus for future reference.

FLJH SAI1 06/19

SUPPLEMENT DATED june 11, 2019

TO THE CURRENTLY EFFECTIVE

STATEMENT OF ADDITIONAL INFORMATION OF

Franklin FTSE Japan Hedged ETF

(a series of Franklin Templeton ETF Trust)

The statement of additional information (SAI) is amended as follows:

Effective June 7, 2019, the number of shares per creation unit for the Franklin FTSE Japan Hedged ETF (the “Fund”) will change from 600,000 shares to 200,000 shares.

Therefore, effective June 7, 2019, all references in the SAI to the size of the Fund’s creation units are hereby changed as indicated above.

Please keep this supplement with your SAI for future reference.